Business acquisition	12 Months Ended
Dec. 31, 2023
Business Combinations [Abstract]
Business acquisition
3.
Business acquisitions

The Company accounted for its acquisition in accordance with ASC 805, “Business Combination” (“ASC 805”). The result of the acquiree’s operation has been included in the consolidated financial statements since the acquisition date. The excess of the fair value of the acquired entity over the fair value of net tangible and intangible assets acquired was recorded as goodwill, which is not deductible for corporate income taxation purposes.

Acquisition of Netless

On November 27, 2020 (the “acquisition close date”), the Company acquired 100% equity interests of Netless, a real-time interactive whiteboard solution provider. After the acquisition close date, there were cash and share-based awards granted to Netless employees that joined the Company. Refer to Note 19 – Share-based compensation for additional details on the post-combination share arrangement.

The acquisition was recorded as a business combination. The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition, as well as the fair value of the consideration transferred:

As of acquisition close date
2020
(in US$ thousands)
Fair value of consideration transferred
Cash (1)	$3,150
Ordinary shares	850
Number of ordinary shares issued	85
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash and cash-equivalents	$556
Accounts receivable	203
Prepayments and other current assets	24
Property and equipment, net	15
Intangible assets, net	213
Salary and welfare payable	(31)
Taxes payable and other accrued liabilities	(16)
Deferred tax liabilities (2)	(53)
Total identifiable net assets acquired	911
Goodwill	3,089
Total purchase consideration	$4,000

(1)
The cash payment for Netless was made in first and second quarter of 2021.
(2)
As part of the business combination, the Company acquired developed technology at a gross amount of US$0.2 million, with an estimated useful life of 5 years that will be amortized on a straight-line basis; amortization expense of US$42.6 thousand was recorded in general and administrative expense for each of the years ended December 31, 2021, 2022 and 2023. A deferred tax liability of US$53.2 thousand arising from the difference between the accounting basis and tax basis of the identifiable intangible asset is recognized and will be realized over 5 years which is in line with the developed technology’s amortization period. The recognition of the deferred tax liability related to the intangible asset in turn increases the book basis of the asset.

The excess of purchase price over tangible assets and identifiable intangible assets acquired and liabilities assumed was recorded as goodwill. Goodwill associated with acquisition of Netless was attributed to expected synergies arising from the acquisition. The acquired goodwill is not deductible for tax purposes.

The Company has not presented pro forma combined results for this acquisition because the impact to the consolidated statements of operations and comprehensive loss would not have been material individually or in the aggregate.

Acquisition of Easemob

On February 28, 2021 (the “acquisition close date”), the Company acquired 100% equity interests of Easemob, providing instant messaging APIs and customer engagement cloud services in China, from its shareholders for a cash consideration totaling to $53.4 million.

The acquisition was recorded as a business combination. The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition, as well as the fair value of the consideration transferred:

As of acquisition close date
2021
(in US$ thousands)
Fair value of consideration transferred
Cash (1)	$53,350
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash and cash-equivalents	$1,331
Accounts receivable	451
Prepayments and other current assets	704
Contract asset	705
Fixed assets	2
Intangible assets, net	8,155
Operating lease right-of-use assets	413
Other non-current assets	26
Accounts payable	(134)
Advances from customers	(6,710)
Salary and welfare payable	(2,863)
Taxes payable and other accrued liabilities	(200)
Operating lease liabilities	(363)
Deferred tax liabilities (2)	(1,219)
Total identifiable net assets acquired	298
Goodwill	53,052
Total purchase consideration	$53,350

(1)
The cash consideration for Easemob has not been fully paid due to regulatory process. As of December 31, 2023, the amount of US$2.6 million was recorded as a payable in accrued expenses and other current liabilities.
(2)
A deferred tax liability of US$1.2 million arising from the difference between the accounting basis and tax basis of the identifiable intangible asset is recognized. The recognition of the deferred tax liability related to the intangible asset in turn increases the book basis of the asset.

As part of the business combination, the Company acquired customer relationships at a gross amount of US$4.2 million, with an estimated useful life of 3 years and developed technology at a gross amount of US$4.0 million, with an estimated useful life of 5 years that will be amortized on a straight-line basis; amortization expense of US$1.2 million, US$1.4 million and US$0.9 million recorded in sales and marketing expense and US$0.7 million, US$0.8 million and US$0.5 million recorded in research and development expense for the years ended December 31, 2021, 2022 and 2023, respectively. The intangible assets were measured at fair value upon acquisition primarily using the relief from royalty method and multi-periods excess earning method. Key assumptions and estimates used in determining the fair value of these intangible assets are comprised of cash flow projections including revenue growth rates, discount rate, royalty rate and discount rates.

The excess of purchase price over tangible assets and identifiable intangible assets acquired and liabilities assumed was recorded as goodwill. Goodwill associated with acquisition of Easemob was attributed to expected synergies arising from the acquisition. The acquired goodwill is not deductible for tax purposes.

The Company has not presented pro forma combined results for this acquisition because the impact to the consolidated statements of operations and comprehensive loss would not have been material individually or in the aggregate.